Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other financial assets [Abstract]
Summary of Other financial assets

(in €‘000)	December 31, 2021	December 31, 2020
Pledged bank balances	18,887	16,324
Derivatives	31,095	102
Total	49,982	16,426
Non-current	19,582	16,426
Current	30,400	—
Total	49,982	16,426